Offerings	Aug. 20, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 each (2)
Maximum Aggregate Offering Price	$ 7,500,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,148.25
Offering Note	Includes Class A ordinary shares that may be purchased by the underwriter pursuant to their over-allotment option.Pursuant to Rule 416 under the Securities Act, we are also registering an indeterminate number of additional Class A ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, assuming the sale of the maximum number of shares at the highest expected offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 each (1)
Maximum Aggregate Offering Price	$ 1,125,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 172.24
Offering Note	Includes Class A ordinary shares that may be purchased by the underwriter pursuant to their over-allotment option.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, assuming the sale of the maximum number of shares at the highest expected offering price.